Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Nature of Business [Line Items]
NATURE OF BUSINESS

1. NATURE OF BUSINESS

EQRx, Inc. (the “Company”) was incorporated on August 26, 2019 (“Inception”) and launched in January 2020 as a new type of pharmaceutical company committed to developing and delivering innovative medicines to patients at radically lower prices. Its mission is to improve health for all with great, innovative, affordable medicines so that people with life-changing or chronic conditions can gain access to the medicines they need, physicians can treat patients without barriers to prescribing, and health systems can afford to make those medicines available, without restrictions, to the populations they serve in a financially sustainable manner. This approach starts with assembling a catalog of medicines at significant scale, targeting some of the most innovative clinical opportunities and highest drug cost categories of today and tomorrow, with an initial focus on oncology and immune-inflammatory diseases.

Assuming it is successful in obtaining regulatory approval, the Company plans to offer its catalog of innovative medicines to payers and health systems at radically lower prices, through a simple and transparent pricing model without surprise price increases. The Company is also assembling a Global Buyers’ Club by entering into long-term, trusted strategic partnerships with private and public payers, providers and health systems so they and the patients they serve can gain access to its equally as good or better medicines at radically lower prices. The Company will offer simple and transparent pricing models to provide an opportunity for dramatic savings in these high-cost drug areas. The Company’s current pipeline of product candidates include two late stage pre-registrational programs each acquired in 2020: aumolertinib (EQ143), a third-generation epidermal growth factor receptor (EGFR) inhibitor, and sugemalimab (EQ165, also known as CS1001), an anti-programmed death-ligand 1 (PD-L1) antibody.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to companies in the biotechnology industry, including, but not limited to, identification of product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, establishment of relationships with strategic partners, and the ability to secure additional capital to fund operations. Product candidates in-licensed and to be in-licensed, acquired or developed will require significant research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance and reporting capabilities.

There can be no assurance that the Company’s ability to identify product candidates and subsequently research and develop those product candidates will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained both inside and outside the U.S., that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. Even if the Company’s product identification and development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales, and the Company may be subject to significant competitive or litigation risks.

In March 2020, the World Health Organization characterized the novel COVID-19 virus as a global pandemic. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses, clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impact on local, regional, national and international markets. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. COVID-19 has not had a significant impact on the operations or financial results of the Company to date.

Liquidity

The Company has limited operating history and anticipates that it will incur losses for the foreseeable future as it builds its internal infrastructure, identifies and acquires product candidates, and conducts the research and development of its product candidates. The Company incurred net losses of $101.2 million and $72.4 million during the nine months ended September 30, 2021 and 2020, respectively.

As of September 30, 2021, the Company had cash, cash equivalents and restricted cash of $457.1 million, and had an accumulated deficit of $359.7 million. The Company expects that its cash, cash equivalents and restricted cash outstanding as of September 30, 2021, will be sufficient to fund its obligations for at least twelve months from the date of issuance of these condensed consolidated financial statements.

1. NATURE OF BUSINESS

EQRx, Inc. (the “Company”) was incorporated on August 26, 2019 (“Inception”) and launched in January 2020 as a new type of pharmaceutical company committed to developing and delivering innovative medicines to patients at radically lower prices. Its mission is to improve health for all with great, innovative, affordable medicines so that people with life-changing or chronic conditions can gain access to the medicines they need, physicians can treat patients without barriers to prescribing, and health systems can afford to make those medicines available, without restrictions, to the populations they serve in a financially sustainable manner. This approach starts with assembling a catalog of medicines at significant scale, targeting some of the most innovative clinical opportunities and highest drug cost categories of today and tomorrow, with an initial focus on oncology and immune-inflammatory diseases.

Assuming it is successful in obtaining regulatory approval, the Company plans to offer its catalog of innovative medicines to payers and health systems at radically lower prices, through a simple and transparent pricing model without surprise price increases. The Company is also assembling a Global Buyers’ Club by entering into long-term, trusted strategic partnerships with private and public payers, providers and health systems so they and the patients they serve can gain access to its future medicines, if approved, at radically lower prices. The Company will offer simple and transparent pricing models to provide an opportunity for dramatic savings in these high-cost drug areas. The Company’s current pipeline of product candidates include two late stage pre-registrational programs each acquired in 2020: aumolertinib (EQ143), a third-generation epidermal growth factor receptor (EGFR) inhibitor, and sugemalimab (EQ165, also known as CS1001), an anti-programmed death-ligand 1 (PD-L1) antibody.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to companies in the biotechnology industry, including, but not limited to, identification of product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, establishment of relationships with strategic partners, and the ability to secure additional capital to fund operations. Product candidates in-licensed and to be in-licensed, acquired or developed will require significant research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance and reporting capabilities.

There can be no assurance that the Company’s ability to identify product candidates and subsequently research and develop those product candidates will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained both inside and outside the U.S., that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. Even if the Company’s product identification and development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales, and the Company may be subject to significant competitive or litigation risks.

In March 2020, the World Health Organization characterized the novel COVID-19 virus as a global pandemic. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses, clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impact on local, regional, national and international markets. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. COVID-19 has not had a significant impact on the operations or financial results of the Company to date.

Liquidity

The Company has limited operating history and anticipates that it will incur losses for the foreseeable future as it builds its internal infrastructure, identifies and acquires product candidates, and conducts the research and development of its product candidates. The Company incurred a net loss of $250.0 million for the year ended December 31, 2020 and $8.5 million from Inception to December 31, 2019. Through December 31, 2020, the Company has funded its operations with proceeds from borrowings under the convertible promissory notes it issued in October 2019 (the “October 2019 Notes”) (see note 4) and from the sale of convertible preferred stock.

As of December 31, 2020, the Company had cash, cash equivalents and restricted cash of $490.3 million, which reflects the issuance of 181,261,150 shares of Series B convertible preferred stock (“Series B”) for aggregate proceeds of $497.0 million. In January and February 2021, the Company issued a total of 26,133,332 additional shares of its Series B for aggregate proceeds of $71.7 million (see note 6).

The Company expects that its cash, cash equivalents and restricted cash outstanding as of December 31, 2020, together with the proceeds from the sale of shares of Series B in January and February 2021, will be sufficient to fund its obligations for at least twelve months from the date of issuance of these consolidated financial statements.